ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)		12 Months Ended
	Dec. 20, 2021	Aug. 31, 2022	Aug. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued	101,779,323	101,853,397	2,970,000
Common stock, shares outstanding	101,779,323	101,853,397	2,970,000
Number of shares issued		74,074
Allotment Transactions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued	98,809,323
W K L Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	67.34%
Shares issued for services	2,000,000
Securities Purchase Agreement [Member] | Low Wai Koon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted stock award shares	2,000,000
Ownership percentage	67.34%
Sale of stock price per share	$ 100
Share Exchange Agreement [Member] | W K L Eco Earth Holdindings [Member] | W K L Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	0.02%
Number of shares issued	24,000
Share Exchange Agreement [Member] | W K L Eco Earth Holdindings [Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	0.01%
Number of shares issued	6,000
Share Exchange Agreement One [Member] | W K L Eco Earth Holdindings [Member] | W K L Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	0.05%
Number of shares issued	49,320
Share Exchange Agreement One [Member] | W K L Eco Earth Holdindings [Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	0.009%
Number of shares issued	8,280
Share Exchange Agreement One [Member] | W K L Eco Earth Holdindings [Member] | W K L E E Sellers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	0.014%
Number of shares issued	14,400
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Tan Soon Hock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	6.91%
Number of shares issued	7,037,762
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Ivan Oh Joon Wern [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	2.48%
Number of shares issued	2,520,000
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Relevant Interest Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	5.90%
Number of shares issued	6,001,794
I P Assignment [Member] | W K L Eco Earth Holdindings [Member] | W K L Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	62.25%
Number of shares issued	63,362,756
I P Assignment [Member] | W K L Eco Earth Holdindings [Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	14.05%
Number of shares issued	14,297,259
I P Assignment [Member] | WKL Edo Earth Holdindings [Member] | Certain Nominees [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	5.39%
Number of shares issued	5,487,752
EvoAir International Limited [Member] | Share Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration price	$ 100